Income from Discontinued Operations, Net - Total carrying amount of the consolidated net assets disposed (Details) - MXN ($) $ in Thousands	Jan. 31, 2022	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 46,193,173		$ 32,586,352	$ 51,130,992	$ 25,828,215
Trade accounts and notes receivable, net		6,175,819		8,131,458
Other accounts, taxes receivable and notes receivable, net		125,486		339,560
Transmission rights and programming		950,751		1,725,630
Inventories		463,225		1,261,304
Other current assets		1,657,507		1,661,644
Total current assets		68,267,506		62,104,543
Non-current assets:
Investments in financial instruments		2,494,711		2,586,601
Property and equipment, net		63,664,261		77,848,576	82,236,399
Right-of-use assets, net		3,336,917		6,085,861	$ 6,670,298
Intangible assets, net and goodwill		38,927,089		40,389,842
Deferred income tax assets		20,630,753		18,203,133
Other assets		149,060		214,902
Total non-current assets		183,390,390		200,565,714
Total assets		251,657,896		262,670,257
Current liabilities:
Current portion of lease liabilities		1,242,957		1,280,932
Trade accounts payable and accrued expenses		11,329,869		12,861,122
Income taxes payable		1,320,644		774,433
Employee benefits		1,258,587		1,563,942
Due from related parties		202,414		579,023
Other current liabilities		1,688,913		1,709,357
Total current liabilities		27,303,096		34,890,862
Non-currents liabilities:
Lease liabilities, net of current portion		4,143,682		6,010,618
Post-employment benefits		772,482		733,049
Other non-current liabilities		3,490,669		1,871,478
Total non-current liabilities		112,659,175		93,106,962
Total liabilities		$ 139,962,271		$ 127,997,824
Discontinued operations in connection with the TelevisaUnivision Transaction
Current assets:
Cash and cash equivalents	$ 1,890,141
Trade accounts and notes receivable, net	1,997,862
Other accounts, taxes receivable and notes receivable, net	2,388,939
Transmission rights and programming	7,162,846
Other current assets	2,312,941
Total current assets	15,752,729
Non-current assets:
Transmission rights and programming	8,513,024
Investments in financial instruments	1,721,654
Property and equipment, net	3,955,680
Right-of-use assets, net	2,179,704
Intangible assets, net and goodwill	623,818
Deferred income tax assets	7,847,995
Other assets	9,716
Total non-current assets	24,851,591
Total assets	40,604,320
Current liabilities:
Current portion of lease liabilities	470,686
Trade accounts payable and accrued expenses	6,856,041
Customer deposits and advances	2,071,060
Due from related parties	5,383,763
Other current liabilities	1,983,995
Total current liabilities	16,765,545
Non-currents liabilities:
Lease liabilities, net of current portion	1,703,747
Post-employment benefits	1,105,376
Other non-current liabilities	4,246,327
Total non-current liabilities	7,055,450
Total liabilities	23,820,995
Other net assets	3,598,567
Total net assets	13,184,758
Consideration received, satisfied in cash	67,985,597
Cash and cash equivalents disposed of	(1,890,143)
Net cash inflows	$ 66,095,454
Spun-off Businesses
Current assets:
Cash and cash equivalents			$ 696,916
Trade accounts and notes receivable, net			514,284
Other accounts, taxes receivable and notes receivable, net			925,632
Inventories			130,645
Other current assets			587,439
Total current assets			2,854,916
Non-current assets:
Property and equipment, net			4,057,271
Right-of-use assets, net			982,190
Intangible assets, net and goodwill			583,885
Deferred income tax assets			1,619,305
Other assets			15,466
Total non-current assets			7,258,117
Total assets			10,113,033
Current liabilities:
Current portion of lease liabilities			99,376
Trade accounts payable and accrued expenses			821,530
Customer deposits and advances			26,496
Income taxes payable			218,003
Employee benefits			182,394
Other current liabilities			47,320
Total current liabilities			1,395,119
Non-currents liabilities:
Lease liabilities, net of current portion			1,017,781
Post-employment benefits			55,000
Other non-current liabilities			340,435
Total non-current liabilities			1,413,216
Total liabilities			2,808,335
Total net assets			$ 7,304,698